Marketable Securities (Schedule Of Aggregate Maturities Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Less than 1 year - Amortized cost
1-3 years - Amortized cost	3,515
3-5 years - Amortized cost	91
More than 5 years	113
Amortized Cost	3,719	12,988
Less than 1 year - Gross unrealized gain
1-3 years - Gross unrealized gain	250
3-5 years - Gross unrealized gain	46
After 5 years - Gross unrealized gain	53
Gross unrealized gain	349	393
Less than 1 year - Fair market value
1-3 years - Fair market value	3,765
3-5 years - Fair market value	137
More than 5 years - Fair market value	166
Fair market value	$ 4,068	$ 13,381